Huntington Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

Supplement to the Prospectuses and statement of additional information dated May 1, 2002

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I.   On June 10, 2002, the Huntington Funds will change to a new transfer agent.
     Before June 10th, purchases by check or wire should be directed as follows:

            Huntington Funds
            P.O. Box 8526
            Boston, MA  02266-8526

            State Street Bank and Trust Co.
            ABA #01100028
            Huntington Fund
            Account #9905-172-4
            Shareholder Name
            Shareholder Account Number

     Exchanges and redemptions orders submitted in writing should also be sent to the above address. After June 10, 2002, please refer to the Funds'
prospectuses dated May 1, 2002, for purchase, exchange and redemption instructions.

II. Until June 10, 2002, the section entitled "Management of the Trust - Transfer Agent and Dividend Disbursing Agent" should read as follows:

     State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust and as the custodian for the International Equity Fund.

                                                                     May 1, 2002

27396 (4/02)